Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Computed expected income tax (benefit) expense	$ (523,193)	$ 221,632
Tax rate differential benefit from tax holiday	131,583	(248,536)
Permanent differences	(179,474)	(1,447,813)
Tax effect of deductible temporary differences not recognized	118,040	(24,949)
Non-deductible tax loss	182,297	213,278
Income tax benefit	$ (270,747)	$ (1,286,388)